Trade receivables - Schedule of Net Trade Receivables (Details) - CAD ($) $ in Millions	Apr. 03, 2022	Mar. 28, 2021	Mar. 29, 2020
Subclassifications of assets, liabilities and equities [abstract]
Trade accounts receivable	$ 22.0	$ 21.9
Credit card receivables	2.5	2.1
Government grant receivable	0.0	4.4
Other receivables	19.3	14.3
Current receivables	43.8	42.7
Less: expected credit loss and sales allowances	(1.1)	(1.8)	$ (1.8)
Trade receivables, net	$ 42.7	$ 40.9	$ 32.3